Revenue Recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition
Net sales	$ 6,583	$ 5,809	$ 5,379
Transferred at point in time | Net sales
Revenue Recognition
Concentration risk percentage	85.00%
Products
Revenue Recognition
Net sales	$ 5,334	4,693	4,334
Other
Revenue Recognition
Net sales	133	107	84
Pork
Revenue Recognition
Net sales	1,774	1,609	1,443
Pork | Products
Revenue Recognition
Net sales	1,451
Pork | Transportation
Revenue Recognition
Net sales	9
Pork | Energy
Revenue Recognition
Net sales	282
Pork | Other
Revenue Recognition
Net sales	32
CT&M
Revenue Recognition
Net sales	3,428	2,945	2,778
CT&M | Products
Revenue Recognition
Net sales	3,410
CT&M | Other
Revenue Recognition
Net sales	18
Marine
Revenue Recognition
Net sales	1,057	956	916
Marine | Transportation
Revenue Recognition
Net sales	1,057
Sugar and Alcohol
Revenue Recognition
Net sales	184	186	147
Sugar and Alcohol | Products
Revenue Recognition
Net sales	173
Sugar and Alcohol | Energy
Revenue Recognition
Net sales	11
Power
Revenue Recognition
Net sales	122	97	79
Power | Energy
Revenue Recognition
Net sales	122
All Other
Revenue Recognition
Net sales	18	$ 16	$ 16
All Other | Products
Revenue Recognition
Net sales	18
Segment Totals
Revenue Recognition
Net sales	6,583
Segment Totals | Products
Revenue Recognition
Net sales	5,052
Segment Totals | Transportation
Revenue Recognition
Net sales	1,066
Segment Totals | Energy
Revenue Recognition
Net sales	415
Segment Totals | Other
Revenue Recognition
Net sales	$ 50